Capital structure (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Sep. 15, 2014 Vote	Aug. 31, 2024 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
Capital Structure
Issuance of ordinary shares upon exercises of share options (in shares)						372,000	372,000
Repurchase of ordinary shares						¥ 4,940,778	$ 706,522	¥ 3,865,781		¥ 5,106,944
Treasury shares re-issued to employees for share awards (in shares)						1,851,595	1,851,595	630,353	630,353
Dividends | ¥										¥ 0
Dividend distribution to shareholders						¥ 1,795,384	$ 256,736	¥ 1,684,721
O 2024 A Dividends
Capital Structure
Dividend distribution to shareholders								¥ 1,670,000	$ 233,300
Dividends Payable, Date Declared								Feb. 28, 2024	Feb. 28, 2024
Dividends declared (in USD/per share) | $ / shares									$ 2.15
Dividends Payable, Date of Record								Mar. 15, 2024	Mar. 15, 2024
Dividends payable date to be paid year and month								2024-04	2024-04
O 2025 A Dividends
Capital Structure
Dividend distribution to shareholders						¥ 1,800,000	$ 247,400
Dividends Payable, Date Declared						Feb. 21, 2025	Feb. 21, 2025
Dividends declared (in USD/per share) | $ / shares							$ 2.4
Dividends Payable, Date of Record						Apr. 11, 2025	Apr. 11, 2025
Dividends payable date to be paid year and month						2025-04	2025-04
Class A ordinary shares
Capital Structure
Number of votes entitled per share | Vote	1
Issuance of ordinary shares upon exercises of share options (in shares)								14,000	14,000	0	0
Re-issuance of treasury shares upon exercises of shares options ( in Shares)						372,000	372,000
Issuance of ordinary shares as a result of vesting of shares awards (in shares)						61,810	61,810	1,118,228	1,118,228	1,034,612	1,034,612
Treasury stock, shares, retired						5,589,953	5,589,953			26,216,773	26,216,773
Stock repurchased and retired during period, value						¥ 2,861,500	$ 395,500			¥ 9,696,300	$ 1,426,800
Class A ordinary shares | Employee stock repurchase Program
Capital Structure
Share Repurchase Program, authorized, number of shares								12,249	12,249
Class A ordinary shares | Stock Repurchase Program Authorized in March 2022
Capital Structure
Authorized share repurchase amount | $					$ 1,000,000
Class A ordinary shares | Stock Repurchase Program Authorized in March 2023
Capital Structure
Authorized share repurchase amount | $				$ 500,000
Class A ordinary shares | Stock Repurchase Program Authorized in May 2023
Capital Structure
Authorized share repurchase amount | $			$ 500,000
Class A ordinary shares | Stock Repurchase Program Authorized in August 2024
Capital Structure
Authorized share repurchase amount | $		$ 1,000,000
Repurchase of ordinary shares (in shares)						8,491,086	8,491,086
Class B ordinary shares
Capital Structure
Number of votes entitled per share | Vote	10
ADS | Stock Repurchase Program Authorized in March 2022, March 2023 and May 2023
Capital Structure
Repurchase of ordinary shares										¥ 4,968,500	$ 713,300
Repurchase of ordinary shares (in shares)										9,755,695	9,755,695
ADS | Stock Repurchase Program Authorized in May 2023
Capital Structure
Repurchase of ordinary shares (in shares)						195,526	195,526
ADS | Stock Repurchase Program Authorized in March 2023 and May 2023
Capital Structure
Repurchase of ordinary shares								¥ 3,852,400	$ 536,100
Repurchase of ordinary shares (in shares)								7,668,435	7,668,435
ADS | Stock Repurchase Program Authorized in March 2022 and May 2023
Capital Structure
Repurchase of ordinary shares						¥ 4,997,000	$ 696,700
ADS | O 2024 A Dividends
Capital Structure
Dividends declared (in USD/per share) | $ / shares									$ 0.43
ADS | O 2025 A Dividends
Capital Structure
Dividends declared (in USD/per share) | $ / shares							$ 0.48